THE PIEDMONT INVESTMENT TRUST

FILED VIA EDGAR
December 3, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Piedmont Investment Trust
File Nos. 811-21689; 333-121514

Ladies and Gentlemen:

On behalf of The Piedmont Investment Trust (the “Registrant”), attached for filing is Post-Effective Amendment No. 6  (the “Amendment”) to the Registrant's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A and to incorporate changes to the Registrant's disclosure of its investment strategies.

Please contact the undersigned at 513/587-3418 with any questions or comments concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary